Document And Entity Information	Aug. 04, 2026
Document Information [Line Items]
Entity Central Index Key	0002123955
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Pinnacle Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true